Note 6 Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location (Details) - EUR (€) € in Millions	Jun. 30, 2024		Dec. 31, 2023
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	€ 963,058		€ 904,889
Loans and advances to customers at amortised cost	393,803		377,643
SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	222,339	[1]	214,522	[2]
Allowance account for credit losses of financial assets	(4,518)	[1]	(4,593)	[2]
Loans and advances to customers at amortised cost	217,821	[1]	209,929	[2]
MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	92,707		91,086
Allowance account for credit losses of financial assets	(3,037)		(3,049)
Loans and advances to customers at amortised cost	89,671		88,037
TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	43,816	[3]	39,058	[4]
Allowance account for credit losses of financial assets	(1,643)	[3]	(1,641)	[4]
Loans and advances to customers at amortised cost	42,174	[3]	37,416	[4]
South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	45,026	[5]	43,151	[6]
Allowance account for credit losses of financial assets	(2,010)	[5]	(1,976)	[6]
Loans and advances to customers at amortised cost	43,016	[5]	41,175	[6]
Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,132		1,094
Allowance account for credit losses of financial assets	(11)		(10)
Loans and advances to customers at amortised cost	1,122		1,085
Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	405,021	[7]	388,912	[8]
Allowance account for credit losses of financial assets	(11,218)	[7]	(11,269)	[8]
Loans and advances to customers at amortised cost	393,803	[7]	377,643	[8]
Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,562)		(1,665)
Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(9,656)		(9,604)
Stage 1 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	192,728	[1]	183,503	[2]
Allowance account for credit losses of financial assets	(501)	[1]	(503)	[2]
Loans and advances to customers at amortised cost	192,227	[1]	183,000	[2]
Stage 1 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	83,478		81,619
Allowance account for credit losses of financial assets	(1,138)		(1,097)
Loans and advances to customers at amortised cost	82,340		80,522
Stage 1 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	38,287	[3]	34,105	[4]
Allowance account for credit losses of financial assets	(179)	[3]	(167)	[4]
Loans and advances to customers at amortised cost	38,108	[3]	33,938	[4]
Stage 1 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	37,889	[5]	36,237	[6]
Allowance account for credit losses of financial assets	(296)	[5]	(319)	[6]
Loans and advances to customers at amortised cost	37,593	[5]	35,918	[6]
Stage 1 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,102		1,069
Allowance account for credit losses of financial assets	0		0
Loans and advances to customers at amortised cost	1,101		1,068
Stage 1 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	353,484	[7]	336,533	[8]
Allowance account for credit losses of financial assets	(2,115)	[7]	(2,087)	[8]
Loans and advances to customers at amortised cost	351,369	[7]	334,446	[8]
Stage 1 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(14)		(15)
Stage 1 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(2,101)		(2,072)
Stage 2 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	21,575	[1]	22,953	[2]
Allowance account for credit losses of financial assets	(606)	[1]	(714)	[2]
Loans and advances to customers at amortised cost	20,970	[1]	22,239	[2]
Stage 2 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	6,704		6,995
Allowance account for credit losses of financial assets	(597)		(620)
Loans and advances to customers at amortised cost	6,108		6,375
Stage 2 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	3,775	[3]	3,234	[4]
Allowance account for credit losses of financial assets	(304)	[3]	(314)	[4]
Loans and advances to customers at amortised cost	3,472	[3]	2,920	[4]
Stage 2 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	4,791	[5]	4,738	[6]
Allowance account for credit losses of financial assets	(349)	[5]	(377)	[6]
Loans and advances to customers at amortised cost	4,442	[5]	4,362	[6]
Stage 2 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	18		15
Allowance account for credit losses of financial assets	(1)		(1)
Loans and advances to customers at amortised cost	17		14
Stage 2 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	36,864	[7]	37,935	[8]
Allowance account for credit losses of financial assets	(1,857)	[7]	(2,026)	[8]
Loans and advances to customers at amortised cost	35,007	[7]	35,909	[8]
Stage 2 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(390)		(471)
Stage 2 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,466)		(1,555)
Stage 3 [Member] | SPAIN
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	8,035	[1]	8,066	[2]
Allowance account for credit losses of financial assets	(3,411)	[1]	(3,375)	[2]
Loans and advances to customers at amortised cost	4,625	[1]	4,690	[2]
Stage 3 [Member] | MEXICO
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,525		2,472
Allowance account for credit losses of financial assets	(1,302)		(1,332)
Loans and advances to customers at amortised cost	1,223		1,140
Stage 3 [Member] | TURKEY
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	1,754	[3]	1,719	[4]
Allowance account for credit losses of financial assets	(1,160)	[3]	(1,160)	[4]
Loans and advances to customers at amortised cost	594	[3]	559	[4]
Stage 3 [Member] | South America [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	2,346	[5]	2,176	[6]
Allowance account for credit losses of financial assets	(1,364)	[5]	(1,280)	[6]
Loans and advances to customers at amortised cost	982	[5]	896	[6]
Stage 3 [Member] | Other Countries [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	13		11
Allowance account for credit losses of financial assets	(9)		(8)
Loans and advances to customers at amortised cost	4		2
Stage 3 [Member] | Total maximum credit risk exposures [Member]
Maximum Exposure to Credit Risk [Line Items]
Maximum exposure to credit risk	14,672	[7]	14,444	[8]
Allowance account for credit losses of financial assets	(7,246)	[7]	(7,156)	[8]
Loans and advances to customers at amortised cost	7,426	[7]	7,287	[8]
Stage 3 [Member] | Of which individual [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	(1,158)		(1,179)
Stage 3 [Member] | Of which collective [Member]
Maximum Exposure to Credit Risk [Line Items]
Allowance account for credit losses of financial assets	€ (6,089)		€ (5,977)

[1]	(1) Spain includes all the countries where BBVA, S.A. operates
[2]	(1) Spain includes all the countries where BBVA, S.A. operates.
[3]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[4]	(2) Turkey includes all the countries in which Garanti BBVA operates.
[5]	(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[6]	(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
[7]
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2024, the remaining balance was €122 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

[8]
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023, the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.